Employee costs and share plans for employees - Employee numbers (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical location
Average number of employees	82,000	79,600	74,800
Number of employees	83,500	83,100	76,100
UK
Disclosure of geographical location
Average number of employees	9,800	8,900	7,900
Europe
Disclosure of geographical location
Average number of employees	20,600	18,300	16,600
The Americas
Disclosure of geographical location
Average number of employees	20,900	18,800	17,300
Asia, Africa And Australasia
Disclosure of geographical location
Average number of employees	30,700	33,600	33,000